Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0002046042
Registrant Name	Jefferson Capital, Inc. / DE
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES